INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Goodwill [Line Items]
Expiration of patents description					The expirations of the existing patents range from 2021 to 2039
Book value patent applications, net			$ 159,000	$ 90,000	$ 94,000	$ 1,725,000
Intangible asset amortization expense			210,000	203,000	273,000	337,000
Asset impairment charges	$ 3,005,000		3,005,000
General and Administrative Expense [Member]
Goodwill [Line Items]
Book value patent applications, net	29,000	21,000	159,000	90,000	100,000	1,700,000
Intangible asset amortization expense	$ 70,000	$ 68,000	$ 210,000	$ 203,000	$ 300,000	$ 300,000